NOTE 10 - COMMITMENTS AND CONTINGENCIES (Detail) - Schedule of future minimum rental payments for operating leases (USD $)	Jun. 30, 2012
2012	$ 129,896
2013	202,998
2014	128,391
2015	22,041
2016	9,370
$ 492,696